Vanguard® Short-Term Treasury Fund
Schedule of Investments (unaudited)
As of October 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (92.5%)
[1]	United States Treasury Note/Bond	4.500%	11/30/24	98,000	97,020
	United States Treasury Note/Bond	1.000%	12/15/24	35,900	34,195
	United States Treasury Note/Bond	4.250%	12/31/24	17,500	17,273
	United States Treasury Note/Bond	1.500%	2/15/25	150,988	143,840
	United States Treasury Note/Bond	2.000%	2/15/25	71,000	68,071
	United States Treasury Note/Bond	1.125%	2/28/25	187,200	177,196
	United States Treasury Note/Bond	2.750%	2/28/25	13,200	12,767
	United States Treasury Note/Bond	1.750%	3/15/25	208,000	198,348
	United States Treasury Note/Bond	0.500%	3/31/25	19,200	17,964
	United States Treasury Note/Bond	2.625%	3/31/25	87,300	84,163
[1]	United States Treasury Note/Bond	3.875%	3/31/25	25,000	24,527
	United States Treasury Note/Bond	2.625%	4/15/25	104,300	100,487
	United States Treasury Note/Bond	0.375%	4/30/25	100,000	93,062
	United States Treasury Note/Bond	2.875%	4/30/25	121,000	116,897
	United States Treasury Note/Bond	3.875%	4/30/25	38,000	37,264
	United States Treasury Note/Bond	2.125%	5/15/25	29,200	27,877
	United States Treasury Note/Bond	2.750%	5/15/25	69,100	66,584
	United States Treasury Note/Bond	0.250%	5/31/25	275,600	255,016
	United States Treasury Note/Bond	2.875%	6/15/25	166,600	160,639
[1,2]	United States Treasury Note/Bond	3.000%	7/15/25	113,800	109,799
	United States Treasury Note/Bond	0.250%	7/31/25	165,732	152,266
	United States Treasury Note/Bond	2.875%	7/31/25	89,000	85,621
[1]	United States Treasury Note/Bond	3.125%	8/15/25	169,500	163,700
	United States Treasury Note/Bond	0.250%	8/31/25	213,000	195,028
	United States Treasury Note/Bond	2.750%	8/31/25	240,100	230,121
	United States Treasury Note/Bond	3.500%	9/15/25	125,100	121,503
	United States Treasury Note/Bond	4.250%	10/15/25	138,000	135,844
	United States Treasury Note/Bond	3.000%	10/31/25	67,500	64,853
	United States Treasury Note/Bond	0.375%	11/30/25	153,500	139,445
	United States Treasury Note/Bond	0.375%	1/31/26	60,000	54,141
	United States Treasury Note/Bond	0.500%	2/28/26	215,800	194,658
	United States Treasury Note/Bond	0.750%	4/30/26	130,300	117,575
	United States Treasury Note/Bond	0.750%	5/31/26	221,000	198,727
	United States Treasury Note/Bond	0.875%	6/30/26	49,200	44,318
	United States Treasury Note/Bond	4.500%	7/15/26	30,000	29,667
[1]	United States Treasury Note/Bond	1.500%	8/15/26	89,000	81,129
[1]	United States Treasury Note/Bond	4.375%	8/15/26	84,400	83,187
	United States Treasury Note/Bond	0.750%	8/31/26	89,500	79,739
	United States Treasury Note/Bond	1.375%	8/31/26	36,500	33,112
	United States Treasury Note/Bond	0.875%	9/30/26	82,000	73,211
	United States Treasury Note/Bond	4.625%	10/15/26	86,000	85,355
	United States Treasury Note/Bond	1.125%	10/31/26	29,100	26,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	1.625%	10/31/26	39,900	36,297
	United States Treasury Note/Bond	1.250%	11/30/26	76,600	68,713
[1]	United States Treasury Note/Bond	1.250%	12/31/26	135,000	120,867
	United States Treasury Note/Bond	1.875%	2/28/27	70,600	64,136
	United States Treasury Note/Bond	2.500%	3/31/27	20,000	18,525
	United States Treasury Note/Bond	0.500%	4/30/27	117,000	100,693
	United States Treasury Note/Bond	2.750%	4/30/27	111,000	103,473
	United States Treasury Note/Bond	2.375%	5/15/27	28,000	25,734
[1]	United States Treasury Note/Bond	2.625%	5/31/27	130,000	120,453
	United States Treasury Note/Bond	0.500%	6/30/27	60,000	51,281
	United States Treasury Note/Bond	3.250%	6/30/27	98,700	93,364
	United States Treasury Note/Bond	0.375%	7/31/27	120,000	101,662
	United States Treasury Note/Bond	2.750%	7/31/27	120,000	111,300
	United States Treasury Note/Bond	0.375%	9/30/27	52,400	44,081
	United States Treasury Note/Bond	4.125%	9/30/27	30,000	29,203
	United States Treasury Note/Bond	0.500%	10/31/27	46,000	38,762
	United States Treasury Note/Bond	0.625%	11/30/27	80,000	67,538
	United States Treasury Note/Bond	0.750%	1/31/28	30,000	25,308
	United States Treasury Note/Bond	1.250%	4/30/28	36,000	30,797
	United States Treasury Note/Bond	1.000%	7/31/28	4,000	3,349
	United States Treasury Note/Bond	4.125%	7/31/28	21,000	20,370
	United States Treasury Note/Bond	1.125%	8/31/28	49,600	41,672
	United States Treasury Note/Bond	1.250%	9/30/28	25,700	21,664
	United States Treasury Note/Bond	4.625%	9/30/28	55,000	54,484
	United States Treasury Note/Bond	1.375%	10/31/28	23,000	19,457
	United States Treasury Note/Bond	1.375%	12/31/28	44,500	37,436
	United States Treasury Note/Bond	1.750%	1/31/29	40,000	34,238
	United States Treasury Note/Bond	2.375%	3/31/29	62,000	54,599
	United States Treasury Note/Bond	3.250%	6/30/29	10,000	9,181
					5,780,907
Agency Bonds and Notes (1.1%)
	Federal Home Loan Banks	1.220%	6/30/27	50,000	43,422
	Federal Home Loan Banks	1.000%	8/26/27	25,000	21,418
					64,840
Conventional Mortgage-Backed Securities (2.9%)
[3,4,5]	UMBS Pool	2.000%	12/13/53	97,000	71,234
[3,4,5]	UMBS Pool	2.500%	12/13/53	146,000	111,975
					183,209
Nonconventional Mortgage-Backed Securities (2.0%)
[3,4]	Fannie Mae REMICS	3.000%	8/25/51–2/25/52	66,356	37,392
[3,4]	Freddie Mac REMICS	3.000%	12/25/51–2/25/52	20,974	12,442
[3]	Ginnie Mae REMICS	3.000%	11/20/50–12/20/51	107,524	59,794
[3]	Ginnie Mae REMICS	1.500%	5/20/51–12/20/51	6,287	2,724
[3]	Ginnie Mae REMICS	2.500%	9/20/51	13,565	7,935
[3]	Ginnie Mae REMICS	2.000%	11/20/51	7,319	2,888
[3]	Ginnie Mae REMICS	3.500%	11/20/51	2,528	1,441
					124,616
Total U.S. Government and Agency Obligations (Cost $6,345,545)					6,153,572

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[6]	Vanguard Market Liquidity Fund (Cost $87,276)	5.420%	872,847	87,276
Total Investments (99.9%) (Cost $6,432,821)				6,240,848
Other Assets and Liabilities—Net (0.1%)				8,246
Net Assets (100%)				6,249,094
Cost is in $000.
1	Securities with a value of $2,795,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $13,769,000 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2023.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2023	1,728	349,785	252
5-Year U.S. Treasury Note	December 2023	732	76,477	117
				369

Short Futures Contracts
10-Year U.S. Treasury Note	December 2023	(949)	(100,757)	809
Long U.S. Treasury Bond	December 2023	(707)	(77,372)	3,624
Ultra 10-Year U.S. Treasury Note	December 2023	(922)	(100,340)	222
Ultra Long U.S. Treasury Bond	December 2023	(1,135)	(127,758)	9,882
				14,537
				14,906
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2023, counterparties had deposited in segregated accounts securities with a value of $1,539,000 in connection with TBA transactions.
C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,153,572	—	6,153,572
Temporary Cash Investments	87,276	—	—	87,276
Total	87,276	6,153,572	—	6,240,848
Derivative Financial Instruments
Assets
Futures Contracts[1]	14,906	—	—	14,906
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.